The details of policy reserves (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Details of policy reserves [Line Items]
Premium reserve	₩ 50,113,972	₩ 24,958,573
Guarantee reserve	279,989	75,250
Unearned premium reserve	1,238	810
Reserve for outstanding claims	1,547,230	1,140,410
Interest rate difference guarantee reserve	2,317	2,227
Mortality gains reserve	51,273	11,946
Interest gains reserve	24,770	18,935
Expense gains reserve	15,646	0
Long term duration dividend reserve	46,603	62
Reserve for policyholder's profit dividend	2,268	1,773
Reserve for losses on dividend insurance contract	826	1,058
Policy reserve, total	52,086,132	26,211,044
Individual insurance
Details of policy reserves [Line Items]
Premium reserve	50,092,000	24,934,093
Guarantee reserve	279,989	75,250
Unearned premium reserve	947	304
Reserve for outstanding claims	1,530,372	1,122,321
Interest rate difference guarantee reserve	2,317	2,227
Mortality gains reserve	51,271	11,943
Interest gains reserve	24,770	18,935
Expense gains reserve	15,646	0
Long term duration dividend reserve	46,603	62
Reserve for policyholder's profit dividend	2,268	1,773
Reserve for losses on dividend insurance contract	826	1,058
Policy reserve, total	52,047,009	26,167,966
Pure endowment
Details of policy reserves [Line Items]
Premium reserve	14,668,777	5,729,045
Guarantee reserve	29,400	10,148
Unearned premium reserve	2	3
Reserve for outstanding claims	212,641	99,676
Interest rate difference guarantee reserve	2,158	2,068
Mortality gains reserve	8,945	7,026
Interest gains reserve	24,486	18,662
Expense gains reserve	6,211	0
Long term duration dividend reserve	31,202	52
Reserve for policyholder's profit dividend	2,268	1,773
Reserve for losses on dividend insurance contract	826	1,058
Policy reserve, total	14,986,916	5,869,511
Death
Details of policy reserves [Line Items]
Premium reserve	24,979,936	11,722,964
Guarantee reserve	249,845	64,978
Unearned premium reserve	945	301
Reserve for outstanding claims	1,084,472	837,317
Interest rate difference guarantee reserve	149	148
Mortality gains reserve	42,173	4,741
Interest gains reserve	267	254
Expense gains reserve	9,434	0
Long term duration dividend reserve	15,388	9
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	26,382,609	12,630,712
Endowment
Details of policy reserves [Line Items]
Premium reserve	10,443,287	7,482,084
Guarantee reserve	744	124
Unearned premium reserve	0	0
Reserve for outstanding claims	233,259	185,328
Interest rate difference guarantee reserve	10	11
Mortality gains reserve	153	176
Interest gains reserve	17	19
Expense gains reserve	1	0
Long term duration dividend reserve	13	1
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	10,677,484	7,667,743
Group insurance
Details of policy reserves [Line Items]
Premium reserve	21,972	24,480
Guarantee reserve	0	0
Unearned premium reserve	291	506
Reserve for outstanding claims	16,858	18,089
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	2	3
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	39,123	43,078
Pure protection
Details of policy reserves [Line Items]
Premium reserve	21,912	24,422
Guarantee reserve	0	0
Unearned premium reserve	291	506
Reserve for outstanding claims	16,858	18,089
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	2	3
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	39,063	43,020
Savings
Details of policy reserves [Line Items]
Premium reserve	60	58
Guarantee reserve	0	0
Unearned premium reserve	0	0
Reserve for outstanding claims	0	0
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	0	0
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	₩ 60	₩ 58